COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES

                                  (the "Fund")
                           SUPPLEMENT TO PROSPECTUSES
                                DATED MAY 1, 2001

Effective immediately, Carl C. Ericson no longer co-manages the Fund. Scott B. Richards is now the sole manager of the Fund.



ANN-36/675H-1001                     October 8, 2001